                                          --------------------------------------
                                           OMB APPROVAL
                                           OMB Number: 3235-0570
                                           Expires: October 31, 2006
                                           Estimated average burden
                                           hours per response. . . . . . .19.3
                                          --------------------------------------

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number          811-10569
                                   ---------------------------------------------
                               Legacy Funds Group
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)
                      3435 Stelzer Rd. Columbus, OH 43219
--------------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)
            BISYS Fund Services, 3435 Stelzer Rd. Columbus, OH 43219
--------------------------------------------------------------------------------
                     (Name and address of agent for service)
Registrant's telephone number, including area code:   (614) 470-8000
                                                   -----------------------------

Date of fiscal year end:    4/30/05
                        -----------------------------

Date of reporting period:   10/31/04
                         ----------------------------

     Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

     A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

         Include a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Act (17 CFR 270.30e-1).

                               LEGACY FUNDS GROUP

                               SEMI-ANNUAL REPORT
                                OCTOBER 31, 2004

                         THE MULTI-CAP CORE EQUITY FUND
                               THE CORE BOND FUND
                             THE FEDERAL MONEY FUND

                     [FIRST FINANCIAL CAPITAL ADVISORS LOGO]

                               LEGACY FUNDS GROUP

                                TABLE OF CONTENTS

Schedules of Portfolio Investments..........              1
Statements of Assets and Liabilities........             10
Statements of Operations....................             11
Statements of Changes in Net Assets.........             12
Financial Highlights........................             14
Notes to Financial Statements...............             15

                               LEGACY FUNDS GROUP

                         THE MULTI-CAP CORE EQUITY FUND
                        SCHEDULE OF PORTFOLIO INVESTMENTS
                          OCTOBER 31, 2004 (UNAUDITED)

  SHARES OR PRINCIPAL                     SECURITY
        AMOUNT                          DESCRIPTION                                  VALUE
        ------                          -----------                                  -----
COMMON STOCKS (97.0%):
Consumer Discretionary (15.1%):
     51,000                Abercrombie & Fitch Co. ......................        $ 1,998,180
     94,500                Applebee's International, Inc. ...............          2,161,215
     76,000                Barnes & Noble, Inc. (b) .....................          2,528,520
     90,000                Black & Decker Corp. .........................          7,225,200
    175,900                Carnival Corp. ...............................          8,893,504
    280,000                Dollar General Corp. .........................          5,390,000
    170,000                Liz Claiborne, Inc. ..........................          6,949,600
     30,300                Magna International, Inc. Class A ............          2,210,385
     70,000                Mohawk Industries, Inc. (b) ..................          5,955,600
    130,000                Omnicom Group, Inc. ..........................         10,257,000
    106,500                Ross Stores, Inc. ............................          2,797,755
     53,100                The Men's Wearhouse, Inc. (b) ................          1,650,348
                                                                                 -----------
                                                                                  58,017,307
                                                                                 -----------

Consumer Staples (8.7%):
     28,200                Avon Products, Inc. ..........................          1,115,310
    140,000                BJ's Wholesale Club, Inc. (b) ................          4,064,200
    160,000                Estee Lauder Co., Inc. Class A ...............          6,872,000
    128,400                Kimberly-Clark Corp. .........................          7,661,628
    124,900                PepsiCo, Inc. ................................          6,192,542
    112,000                Procter & Gamble Co. .........................          5,732,160
     85,000                Sara Lee Corp. ...............................          1,978,800
                                                                                 -----------
                                                                                  33,616,640
                                                                                 -----------

Energy (8.6%):
    191,503                BP p.l.c. - ADR ..............................         11,155,050
    258,600                ConocoPhillips ...............................         21,802,566
                                                                                 -----------
                                                                                  32,957,616
                                                                                 -----------

Financial (20.2%):
    215,000                Bank of New York Co., Inc. ...................          6,978,900
     40,250                BB&T Corp. ...................................          1,654,678
    100,000                Capital One Financial Corp. ..................          7,376,000
     65,000                Cincinnati Financial Corp. ...................          2,713,750
    128,500                Comerica, Inc. ...............................          7,904,035
    104,600                Fannie Mae ...................................          7,337,690
     34,000                Fifth Third Bancorp ..........................          1,672,460
     25,000                Freddie Mac ..................................          1,665,000
     71,000                Greater Bay Bancorp ..........................          2,218,395
    395,000                MBNA Corp. ...................................         10,123,850
     60,000                MGIC Investment Corp. ........................          3,858,600
    175,000                Morgan Stanley ...............................          8,940,750
     75,700                National City Corp. ..........................          2,950,029
     70,000                Nationwide Financial Services, Inc. ..........          2,422,000
    480,000                Sovereign Bancorp, Inc. ......................         10,391,999
                                                                                 -----------
                                                                                  78,208,136
                                                                                 -----------

Health Care (11.3%):
    120,000                Biomet, Inc. .................................          5,601,600
     57,000                Guidant Corp. ................................          3,797,340
    249,900                Health Management Associates, Inc., Class A...          5,162,934
    149,200                Medtronic, Inc. ..............................          7,625,612
    114,000                Merck & Company, Inc. ........................          3,569,340
    150,000                Pfizer, Inc. .................................          4,342,500
    120,000                Renal Care Group, Inc. (b) ...................          3,787,200
    130,000                Schering-Plough Corp. ........................          2,354,300
     72,000                Wellpoint Health Networks, Inc. (b) ..........          7,031,520
                                                                                 -----------
                                                                                  43,272,346
                                                                                 -----------

                               LEGACY FUNDS GROUP

                         THE MULTI-CAP CORE EQUITY FUND
                  SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
                          OCTOBER 31, 2004 (UNAUDITED)

 SHARES OR PRINCIPAL                       SECURITY
        AMOUNT                            DESCRIPTION                         VALUE
        ------                            -----------                         -----
Industrials (12.1%):
    174,400               American Power Conversion Corp. ............    $  3,362,432
    230,000               Cendant Corp. ..............................       4,735,700
    130,300               Cintas Corp. ...............................       5,621,142
    240,000               Equifax, Inc. ..............................       6,276,000
    110,700               General Electric Co. .......................       3,777,084
     68,000               Ingersoll Rand Co., Class A ................       4,653,920
    153,800               Jacobs Engineering Group, Inc. (b) .........       6,264,274
    104,800               NCI Building Systems, Inc. (b) .............       3,369,320
    135,400               Pitney Bowes, Inc. .........................       5,923,750
     10,000               Teleflex, Inc. .............................         437,900
     65,500               Tyco International, Ltd. ...................       2,040,325
                                                                          ------------
                                                                            46,461,847
                                                                          ------------

Information Technology (15.9%):
     74,000               Applied Materials, Inc. (b) ................       1,191,400
    100,000               Certegy, Inc. ..............................       3,535,000
    228,000               CIBER, Inc. (b) ............................       2,061,120
    425,000               Cisco Systems, Inc. (b) ....................       8,164,250
     74,000               Dell Inc. (b) ..............................       2,594,440
     90,000               First Data Corp. ...........................       3,715,200
     42,000               Hewlett-Packard Co. ........................         783,720
    210,000               Honeywell International, Inc. ..............       7,072,800
    202,000               Intel Corp. ................................       4,496,520
     42,000               KLA-Tencor Corp. (b) .......................       1,912,260
     57,000               Lexmark International, Inc. (b) ............       4,737,270
     44,400               Linear Technology Corp. ....................       1,681,872
    158,000               Microsoft Corp. ............................       4,422,420
     72,000               Novellus Systems (b) .......................       1,865,520
     75,000               Oracle Corp. (b) ...........................         949,500
     55,000               SanDisk Corp. (b) ..........................       1,147,850
     44,500               Scientific-Atlanta, Inc. ...................       1,218,855
     90,000               Semtech Corp. (b) ..........................       1,879,200
     52,000               Silicon Laboratories (b) ...................       1,558,440
     48,700               Tech Data Corp. (b) ........................       1,966,993
     56,000               Texas Instruments, Inc. ....................       1,369,200
    145,000               Vishay Intertechnology, Inc. (b) ...........       1,874,850
     20,000               Waters Corp. (b) ...........................         825,800
                                                                          ------------
                                                                            61,024,480
                                                                          ------------

Materials (2.2%):
    152,000               Engelhard Corp. ............................       4,301,600
     95,000               Ferro Corp. ................................       2,001,650
     40,000               Sigma-Aldrich Corp. ........................       2,225,600
                                                                          ------------
                                                                             8,528,850
                                                                          ------------

Technology (1.2%):
     75,800               CDW Corp. ..................................       4,701,874
                                                                          ------------
Telecom Services (1.6%):
    155,000               SBC Communications, Inc. ...................       3,915,300
     55,000               Verizon Communications, Inc. ...............       2,150,500
                                                                          ------------
                                                                             6,065,800
                                                                          ------------

Utilities (0.1%):
      9,200               American Electric Power Company, Inc. ......         302,956
                                                                          ------------
Total Common Stocks ..................................................     373,157,852
                                                                          ------------

                               LEGACY FUNDS GROUP

                         THE MULTI-CAP CORE EQUITY FUND
                  SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
                          OCTOBER 31, 2004 (UNAUDITED)

   SHARES OR PRINCIPAL                       SECURITY
          AMOUNT                            DESCRIPTION                         VALUE
          ------                            -----------                         -----
INVESTMENT COMPANIES (4.6%):
    12,965,000            Legacy Federal Money Fund ..................      $ 12,965,000
     4,610,000            Munder Institutional Money Market Fund .....         4,610,000
                                                                            ------------
Total Investment Companies ...........................................        17,575,000
                                                                            ------------
REPURCHASE AGREEMENT (1.2%):
   $ 4,614,600            Government Agency Repurchase Agreement,
                          1.68% (Dated 10/29/04, Collateralized by
                          various U.S. Government securities).........         4,614,600
                                                                            ------------
Total Repurchase Agreement ...........................................         4,614,600
                                                                            ------------
Total (Cost $265,881,801) (a) ........................................       395,347,452
                                                                            ============

-------------------
Percentages indicated are based on net assets of $384,588,052.

(a) Represents cost for financial reporting purposes and differs from market value by unrealized appreciation of securities as follows:

Unrealized appreciation...............................................      $131,583,323
Unrealized depreciation...............................................        (2,117,672)
                                                                            ------------
Net unrealized appreciation...........................................      $129,465,651
                                                                            ============

Aggregate cost for federal income tax purposes is substantially the same.
(b) Non-income producing securities.
ADR-American Depositary Receipt.

                       See notes to financial statements.

                               LEGACY FUNDS GROUP

                               THE CORE BOND FUND
                        SCHEDULE OF PORTFOLIO INVESTMENTS
                          OCTOBER 31, 2004 (UNAUDITED)

SHARES OR PRINCIPAL                         SECURITY
      AMOUNT                              DESCRIPTION                             VALUE
      ------                              -----------                             -----
CORPORATE BONDS (41.2%):
Banking, Finance & Insurance (22.9%):
 $1,000,000            American International Group, Inc., 4.25%, 5/15/13 ..   $   972,644
  1,500,000            Bank of America Corp., 4.75%, 8/15/13 ...............     1,508,529
  2,000,000            Bank of New York Co., Inc., 3.63%, 1/15/09 ..........     1,995,242
    818,000            Bank One Corp., 7.63%, 8/1/05 .......................       849,468
  1,000,000            Bank One Corp., 6.00%, 2/17/09 ......................     1,082,032
  1,000,000            BankAmerica Corp., 7.13%, 3/1/09 ....................     1,131,010
    500,000            Capital One Bank, 4.25%, 12/1/08 ....................       507,401
  1,000,000            Caterpillar Finance, 3.45%, 1/15/09 .................       992,356
    250,000            Caterpillar Financial Services Corp., 5.95%, 5/1/06 .       261,589
  1,818,000            CitiGroup, Inc., 5.75%, 5/10/06 .....................     1,899,146
  1,000,000            CitiGroup, Inc., 5.50%, 8/9/06 ......................     1,045,379
  2,000,000            CitiGroup, Inc., 3.88%, 11/3/08 .....................     2,008,934
  1,000,000            CitiGroup, Inc., 3.63%, 2/9/09 ......................       999,975
  1,000,000            CitiGroup, Inc., 4.75%, 12/15/10 ....................     1,020,911
  1,819,000            Credit Suisse USA, Inc., 5.88%, 8/1/06 ..............     1,911,307
    909,000            DaimlerChrysler NA Holding, 7.75%, 6/15/05 ..........       937,466
  1,000,000            Fifth Third Bank, 2.70%, 1/30/07 ....................       994,245
  2,000,000            Fifth Third Bank, 3.38%, 8/15/08 ....................     1,988,762
    818,000            FleetBoston Financial Corp., 7.25%, 9/15/05 .........       850,155
  2,478,000            Ford Motor Credit Co., 7.60%, 8/1/05 ................     2,562,506
    909,000            General Electric Capital Corp., 7.50%, 5/15/05 ......       933,876
    500,000            General Electric Capital Corp., 2.88%, 9/15/06 ......       496,421
  1,000,000            General Electric Capital Corp., 4.63%, 9/15/09 ......     1,039,455
  2,000,000            General Electric Capital Corp., 5.88%, 2/15/12 ......     2,182,269
    500,000            General Electric Capital Corp., 4.00%, 12/15/13 .....       465,107
  1,000,000            General Motors Acceptance Corp., 5.63%, 5/15/09 .....     1,009,790
  1,977,000            General Motors Acceptance Corp., 7.50%, 7/15/05 .....     2,042,445
  1,159,000            General Motors Acceptance Corp., 8.75%, 7/15/05 .....     1,204,403
  1,000,000            General Motors Acceptance Corp., 6.13%, 9/15/06 .....     1,037,926
    159,000            Goldman Sachs Group, Inc., 6.63%, 12/1/04 ...........       159,566
  1,000,000            Goldman Sachs Group, Inc., 4.13%, 1/15/08 ...........     1,022,951
  2,000,000            Goldman Sachs Group, Inc., 5.70%, 9/1/12 ............     2,130,268
  1,000,000            Goldman Sachs Group, Inc., 4.75%, 7/15/13 ...........       990,919
  1,000,000            Huntington National Bank, 4.90%, 1/15/14 ............     1,002,351
  1,000,000            International Lease Finance Corp., 4.50%, 5/1/08 ....     1,024,631
  1,000,000            John Deere Capital Corp., 3.75%, 1/13/09 ............     1,002,934
  1,000,000            JP Morgan Chase & Co., 5.25%, 5/30/07 ...............     1,048,776
    500,000            Morgan Stanley, 5.30%, 3/1/13 .......................       519,154
  1,150,000            Morgan Stanley Dean Witter, 6.60%, 4/1/12 ...........     1,296,110
  1,000,000            SLM Corp., 4.00%, 1/15/09 ...........................     1,005,529
  1,159,000            Spear Leeds & Kellogg LP, 8.25%, 8/15/05 ............     1,210,760
    909,000            Sunamerica, Inc., 7.34%, 8/30/05 ....................       943,507
    818,000            Wachovia Corp., 6.80%, 6/1/05 .......................       837,874
  1,160,000            Washington Mutual Financial, 8.25%, 6/15/05 .........     1,201,455
  1,000,000            Wells Fargo Co., 3.50%, 4/4/08 ......................     1,004,182
                                                                               -----------
                                                                                52,331,716
                                                                               -----------

Computer Services (1.2%):
    909,000            Computer Sciences Corp., 7.50%, 8/8/05 ..............       939,237
  1,818,000            Hewlett-Packard Co., 7.15%, 6/15/05 .................     1,870,353
                                                                               -----------
                                                                                 2,809,590
                                                                               -----------

                               LEGACY FUNDS GROUP

                               THE CORE BOND FUND
                  SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
                          OCTOBER 31, 2004 (UNAUDITED)

  SHARES OR PRINCIPAL                        SECURITY
        AMOUNT                              DESCRIPTION                              VALUE
        ------                              -----------                              -----
Energy (0.6%):
  $ 500,000                Tennessee Valley Authority, 5.38%, 11/13/08 .....     $   536,095
    909,000                Wisconsin Power & Light Co., 7.60%, 7/1/05 ......         937,758
                                                                                 -----------
                                                                                   1,473,853
                                                                                 -----------
Food & Beverages (1.3%):
    909,000                McDonald's Corp., 5.95%, 1/15/08 ................         977,634
  1,000,000                Pepsico, Inc., 3.20%, 5/15/07 ...................       1,005,783
  1,000,000                Tyson Foods, Inc., 6.75%, 6/1/05 ................       1,017,518
                                                                                 -----------
                                                                                   3,000,935
                                                                                 -----------

Health Care (0.6%):
  1,318,000                McKesson Corp., 6.30%, 3/1/05 ...................       1,330,180
                                                                                 -----------
Industrial Goods & Services (3.5%):
    100,000                Alcan, Inc., 5.20%, 1/15/14 .....................         103,315
    909,000                Allied-Signal, Inc., 6.13%, 7/1/05 ..............         929,152
  1,160,000                Boeing Co., 8.10%, 11/15/06 .....................       1,266,958
    409,000                Cargill, Inc., 6.25%, 5/1/06 ....................         429,873
    500,000                Cargill, Inc., 6.60%, 7/30/07 ...................         544,102
    910,000                Dover Corp., 6.45%, 11/15/05 ....................         942,711
  1,000,000                Dow Chemical, 5.75%, 11/15/09 ...................       1,074,399
  1,000,000                Ingersoll-Rand Co., 6.25%, 5/15/06 ..............       1,049,171
    500,000                Weyerhaeuser Co., 6.75%, 3/15/12 ................         565,883
  1,000,000                Worthington Industries, Inc., 7.13%, 5/15/06 ....       1,051,717
                                                                                 -----------
                                                                                   7,957,281
                                                                                 -----------

Multimedia (0.2%):
    500,000                Walt Disney Co., 5.80%, 10/27/08 ................         530,461
                                                                                 -----------
Newspapers (0.4%):
    909,000                Tribune Co., 6.68%, 6/8/05 ......................         927,134
                                                                                 -----------
Personal Care (2.5%):
  2,000,000                American Home Products, 6.95%, 3/15/11 ..........       2,242,973
    500,000                Avon Products, Inc., 6.55%, 8/1/07 ..............         545,217
    446,000                Procter & Gamble Co., 6.60%, 12/15/04 ...........         448,361
  1,000,000                Procter & Gamble Co., 3.50%, 12/15/08 ...........       1,004,872
    464,000                Procter & Gamble Co., 6.88%, 9/15/09 ............         529,499
  1,000,000                Procter & Gamble Co., 4.95%, 8/15/14 ............       1,031,390
                                                                                 -----------
                                                                                   5,802,312
                                                                                 -----------

Pharmaceuticals (2.0%):
  1,818,000                Abbott Laboratories, 5.63%, 7/1/06 ..............       1,901,483
    500,000                Abbott Laboratories, 4.35%, 3/15/14 .............         493,168
    909,000                Eli Lilly & Co., 5.50%, 7/15/06 .................         949,685
    250,000                GlaxoSmithKline Capital, 2.38%, 4/16/07 .........         246,549
  1,000,000                Wyeth, 5.50%, 2/1/14 ............................       1,024,661
                                                                                 -----------
                                                                                   4,615,546
                                                                                 -----------

Rental Auto/Equipment      (0.5%):
  1,159,000                Hertz Corp., 8.25%, 6/1/05 ......................       1,188,596
                                                                                 -----------
Retail (1.9%):
  1,159,000                May Department Stores, 6.88%, 11/1/05 ...........       1,204,683
  2,000,000                Target Corp., 5.40%, 10/1/08 ....................       2,133,060
  1,000,000                Wal-Mart Stores, Inc., 4.13%, 2/15/11 ...........       1,008,857
                                                                                 -----------
                                                                                   4,346,600
                                                                                 -----------

Telecommunications (3.6%):
    500,000                Alltel Corp., 6.75%, 9/15/05 ....................         518,174
    909,000                Bellsouth Telecommunications, 5.00%, 10/15/06 ...         944,204

                               LEGACY FUNDS GROUP

                               THE CORE BOND FUND
                  SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
                          OCTOBER 31, 2004 (UNAUDITED)

   SHARES OR PRINCIPAL                       SECURITY
          AMOUNT                            DESCRIPTION                                  VALUE
          ------                            -----------                                  -----
 $1,000,000               Comcast Corp., 5.30%, 1/15/14 ....................         $ 1,019,686
  1,160,000               Deutsche Telekom International, 8.25%, 6/15/05 ...           1,199,768
    500,000               New York Telephone Co., 6.00%, 4/15/08 ...........             532,911
  1,000,000               SBC Communications Inc., 4.13% 9/15/09 ...........             998,910
    500,000               SBC Communications Inc., 5.10% 9/15/14 ...........             499,890
  1,159,000               Verizon Global Funding Corp., 6.75%, 12/1/05 .....           1,210,469
    500,000               Viacom, 6.40%, 1/30/06 ...........................             522,696
    909,000               Vodafone Group PLC, 7.63%, 2/15/05 ...............             922,426
                                                                                     -----------
                                                                                       8,369,134
                                                                                     -----------
Total Corporate Bonds.......................................................          94,683,338
                                                                                     -----------
U.S. TREASURY OBLIGATIONS (20.1%):
  7,000,000               7.00%, 7/15/06 ...................................           7,527,464
  2,500,000               4.75%, 11/15/08 ..................................           2,657,030
  2,500,000               5.50%, 5/15/09 ...................................           2,745,508
  6,000,000               5.75%, 8/15/10 ...................................           6,709,920
  6,000,000               5.00%, 2/15/11 ...................................           6,479,064
  7,000,000               5.00%, 8/15/11 ...................................           7,559,727
  5,000,000               4.38%, 8/15/12 ...................................           5,186,525
  7,000,000               4.75%, 5/15/14 ...................................           7,401,408
                                                                                     -----------
Total U.S. Treasury Obligations ............................................          46,266,646
                                                                                     -----------
U.S. GOVERNMENT AGENCY SECURITIES (36.8%):
Fannie Mae (16.2%):
  4,000,000               2.25%, 5/15/06 ...................................           3,979,348
  1,000,000               2.75%, 10/27/06 ..................................             998,513
  1,000,000               3.25%, 1/15/08 ...................................           1,002,285
  6,000,000               2.50%, 6/15/08 ...................................           5,846,130
  3,000,000               4.00%, 9/2/08 ....................................           3,050,457
  4,000,000               5.25%, 1/15/09 ...................................           4,275,516
  1,000,000               3.75%, 4/16/09 ...................................           1,001,512
  1,000,000               3.55%, 6/17/10 ...................................             980,677
  5,000,000               5.38%, 11/15/11 ..................................           5,387,195
  3,000,000               5.00%, 11/17/11 ..................................           3,002,817
  1,000,000               6.00%, 1/18/12 ...................................           1,006,675
  3,000,000               5.25%, 8/1/12 ....................................           3,137,436
  3,500,000               4.63%, 5/1/13 ....................................           3,493,784
                                                                                     -----------
                                                                                      37,162,345
                                                                                     -----------

Federal Home Loan Bank (16.8%):
  6,275,000               6.88%, 8/15/05 ...................................           6,500,831
  2,000,000               6.50%, 11/15/05 ..................................           2,082,616
  1,000,000               2.38%, 2/15/06 ...................................             997,485
  5,275,000               6.38%, 8/15/06 ...................................           5,608,617
  1,000,000               3.75%, 8/15/07 ...................................           1,017,060
  4,000,000               6.75%, 8/15/07 ...................................           4,388,600
  2,635,000               5.88%, 11/15/07 ..................................           2,839,927
  1,000,000               3.38%, 2/15/08 ...................................           1,002,434
  1,000,000               5.80%, 9/2/08 ....................................           1,085,744
    600,000               5.87%, 9/2/08 ....................................             655,096
  1,000,000               3.00%, 2/27/09 ...................................           1,000,542
  1,000,000               5.89%, 3/30/09 ...................................           1,098,914
  2,000,000               3.00%, 4/29/09 ...................................           2,003,188
  3,000,000               4.25%, 11/13/09 ..................................           3,075,150
  1,000,000               3.50%, 7/29/11 ...................................             995,872
  4,320,000               4.88%, 11/15/11 ..................................           4,505,185
                                                                                     -----------
                                                                                      38,857,261
                                                                                     -----------

                               LEGACY FUNDS GROUP

                               THE CORE BOND FUND
                  SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
                          OCTOBER 31, 2004 (UNAUDITED)

 SHARES OR PRINCIPAL                        SECURITY
       AMOUNT                              DESCRIPTION                               VALUE
       ------                              -----------                               -----
Freddie Mac (3.8%):
 $1,000,000                6.01%, 12/8/05 ..................................    $  1,038,179
  1,000,000                7.10%, 4/10/07 ..................................       1,098,123
  1,000,000                3.00%, 1/23/08 ..................................         995,359
  2,000,000                2.25%, 6/20/11 ..................................       1,964,788
  2,318,000                5.50%, 9/15/11 ..................................       2,515,688
  1,000,000                4.50%, 9/19/13 ..................................       1,022,407
                                                                                ------------
                                                                                   8,634,544
                                                                                ------------
Total U.S. Government Agency Securities ....................................      84,654,150
                                                                                ------------
INVESTMENT COMPANIES       (0.6%):
    797,401                Legacy Federal Money Fund .......................         797,401
    505,000                Munder Institutional Money Market Fund ..........         505,000
                                                                                ------------
Total Investment Companies .................................................       1,302,401
                                                                                ------------
REPURCHASE AGREEMENT       (0.2%):
    501,296                Government Agency Repurchase Agreement, 1.68%
                           (Dated 10/29/04, Collateralized by various U.S.
                           Government securities) ..........................         501,296
                                                                                ------------
Total Repurchase Agreement .................................................         501,296
                                                                                ------------
Total (Cost $222,041,030) (a) ..............................................     227,407,831
                                                                                ============

----------------
Percentages indicated are based on net assets of $229,965,301.

(a) Represents cost for financial reporting purposes and differs from market value by unrealized appreciation of securities as follows:

Unrealized appreciation ....................................................      $5,904,017
Unrealized depreciation ....................................................        (537,216)
                                                                                  ----------
Net unrealized appreciation ................................................      $5,366,801
                                                                                  ==========

Aggregate cost for federal income tax purposes is substantially the same.

                       See notes to financial statements.

                               LEGACY FUNDS GROUP

                             THE FEDERAL MONEY FUND
                        SCHEDULE OF PORTFOLIO INVESTMENTS
                          OCTOBER 31, 2004 (UNAUDITED)

  SHARES OR PRINCIPAL                 SECURITY
        AMOUNT                      DESCRIPTION                  VALUE
        ------                      -----------                  -----
U.S. GOVERNMENT AGENCY SECURITIES (68.2%):
Federal Farm Credit Bank (25.9%):
 $3,000,000                1.71%, 11/1/04** ............     $ 2,999,999
  1,500,000                1.73%, 11/5/04** ............       1,499,717
  2,365,000                1.73%, 11/9/04** ............       2,364,144
  1,500,000                1.73%, 11/10/04** ...........       1,499,363
  1,000,000                1.74%, 11/12/04** ...........         999,478
    700,000                1.77%, 11/18/04** ...........         699,425
  1,500,000                1.87%, 11/23/04* ............       1,500,026
  2,000,000                3.88%, 12/15/04 .............       2,005,681
    917,000                1.86%, 1/11/05** ............         913,654
  1,700,000                1.98%, 1/13/05** ............       1,693,270
  1,575,000                3.88%, 2/1/05 ...............       1,582,555
    750,000                2.25%, 5/11/05** ............         741,286
    695,000                2.32%, 7/21/05** ............         683,569
                                                             -----------
                                                              19,182,167
                                                             -----------

Federal Home Loan Bank (39.7%):
  1,000,000                1.75%, 11/1/04** ............       1,000,000
  1,000,000                1.72%, 11/2/04** ............         999,953
  2,400,000                1.76%, 11/3/04** ............       2,399,779
  1,500,000                1.73%, 11/4/04** ............       1,499,788
  1,612,000                1.74%, 11/5/04** ............       1,611,694
  1,000,000                1.73%, 11/8/04** ............         999,669
  1,500,000                1.73%, 11/9/04** ............       1,499,433
  2,685,000                1.77%, 11/10/04** ...........       2,683,838
  2,000,000                1.77%, 11/12/04** ...........       1,998,949
  1,000,000                2.00%, 11/15/04 .............       1,000,188
  1,000,000                1.79%, 11/16/04* ............         999,811
  1,000,000                1.64%, 11/19/04** ...........         999,195
    750,000                1.74%, 11/26/04** ...........         749,115
  1,000,000                1.85%, 11/26/04* ............         999,909
  1,000,000                1.66%, 12/3/04** ............         998,533
    800,000                1.86%, 12/8/04** ............         798,504
    750,000                1.82%, 12/10/04** ...........         748,529
  1,500,000                1.80%, 12/15/04* ............       1,500,000
  1,035,000                2.13%, 12/15/04 .............       1,035,845
    900,000                1.93%, 12/23/04** ...........         897,543
  1,000,000                1.94%, 1/5/05** .............         996,515
  1,000,000                1.45%, 1/11/05 ..............       1,000,002
  1,000,000                1.40%, 4/1/05 ...............         999,806
  1,000,000                7.25%, 5/13/05 ..............       1,027,516
                                                             -----------
                                                              29,444,114
                                                             -----------

Sallie Mae (1.3%):
  1,000,000                2.00%, 3/15/05 ..............       1,000,576
                                                             -----------
Tennessee Valley Authority (1.3%):
  1,000,000                1.73%, 11/4/04** ............         999,858
                                                             -----------
Total U.S. Government Agency Securities ................      50,626,715
                                                             -----------
MASTER DEMAND NOTES (31.5%):
Federal Home Loan Bank (31.5%):
 23,400,000                1.69%, 11/12/04* ............      23,400,000
                                                             -----------
Total Master Notes .....................................      23,400,000
                                                             -----------

                               LEGACY FUNDS GROUP

                             THE FEDERAL MONEY FUND
                  SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
                          OCTOBER 31, 2004 (UNAUDITED)

   SHARES OR PRINCIPAL                     SECURITY
          AMOUNT                          DESCRIPTION                        VALUE
          ------                          -----------                        -----
INVESTMENT COMPANY (0.2%):
    120,479                      Goldman Federal Money Market Fund ...   $   120,479
                                                                         -----------
Total Investment Company .............................................       120,479
                                                                         -----------
Total (Cost $74,147,194) .............................................    74,147,194
                                                                         ===========

----------------
Percentages indicated are based on net assets of $74,184,835.

* Variable rate securities. The interest rate on these securities are adjusted periodically to reflect the current interest rates. The rate presented represents the rate that was in effect on October 31, 2004.

** Discount Note securities. The rate reflected on the Schedule of Portfolio Investment is the effective rate of the security.

                       See notes to financial statements.

                               LEGACY FUNDS GROUP

                      STATEMENTS OF ASSETS AND LIABILITIES
                                OCTOBER 31, 2004
                                   (UNAUDITED)

                                                       THE MULTI-CAP
                                                        CORE EQUITY     THE CORE BOND      THE FEDERAL
                                                           FUND              FUND           MONEY FUND
                                                           ----              ----           ----------
ASSETS:
Investments, at value (cost $243,692,201;
  $220,237,333; $74,026,715) .......................   $ 373,157,852    $ 225,604,134     $  74,026,715
Investment in affiliates (cost $17,575,000;
  $1,302,401; $120,479) ............................      17,575,000        1,302,401           120,479
Repurchase agreements, at cost .....................       4,614,600          501,296                --
Cash ...............................................              --        1,498,800                --
Interest and dividends receivable ..................         406,581        3,427,631           132,181
Prepaid expenses ...................................          16,579            8,854             3,208
                                                       -------------    -------------     -------------
Total Assets .......................................     395,770,612      232,343,116        74,282,583
                                                       -------------    -------------     -------------

LIABILITIES:
Distributions payable ..............................              --          817,160            77,049
Payable for investments purchased ..................      10,964,283        1,498,800                --
Accrued expenses and other payables:
  Investment advisory fees ...........................       197,493           40,841             7,073
  Administration fees ................................        18,811           11,342             3,634
  Distribution fees ..................................         1,973              862                 4
  Other ..............................................            --            8,810             9,988
                                                       -------------    -------------     -------------
Total Liabilities ..................................      11,182,560        2,377,815            97,748
                                                       -------------    -------------     -------------

COMPOSITION OF NET ASSETS:
Capital ............................................     252,013,904      228,058,171        74,184,835
Undistributed (distributions in excess of) net
  investment income ................................         131,938       (1,716,633)               --
Accumulated net realized gains (losses) on
  investment transactions ..........................       2,976,559       (1,743,038)               --
Net unrealized appreciation of investment
  transactions .....................................     129,465,651        5,366,801                --
                                                       -------------    -------------     -------------
Net Assets .........................................   $ 384,588,052    $ 229,965,301     $  74,184,835
                                                       =============    =============     =============

CLASS A
Net Assets .........................................   $   9,401,263    $   4,072,581     $      17,640
                                                       =============    =============     =============
Shares outstanding .................................         901,328          406,916            17,639
                                                       =============    =============     =============
Net Asset Value price per share ....................   $       10.43    $       10.01     $        1.00
                                                       =============    =============     =============
  Maximum Sales Load ...............................            3.00%            2.50%               --
                                                       =============    =============     =============
  Maximum offering price per share
  (100%/(100%-maximum sales charge) of
  net asset value adjusted to the nearest cent) .....  $       10.75    $       10.27     $        1.00
                                                       =============    =============     =============

TRUST CLASS

Net Assets .........................................   $ 375,186,789    $ 225,892,720     $  74,167,195
                                                       =============    =============     =============
Shares outstanding .................................      35,974,886       22,584,663        74,170,072
                                                       =============    =============     =============
Net Asset Value and redemption price per share .....   $       10.43    $       10.00     $        1.00
                                                       =============    =============     =============

                       See notes to financial statements.

                               LEGACY FUNDS GROUP

                            STATEMENTS OF OPERATIONS
                    FOR THE SIX MONTHS ENDED OCTOBER 31, 2004
                                   (UNAUDITED)

                                                             THE MULTI-CAP
                                                              CORE EQUITY   THE CORE BOND   THE FEDERAL
                                                                FUND            FUND         MONEY FUND
                                                             -------------  -------------  ------------
INVESTMENT INCOME:
  Interest ............................................      $    26,296    $ 5,318,401    $   522,631
  Dividend ............................................        2,623,668         11,700             --
                                                             -----------    -----------    -----------
Total Income ..........................................        2,649,964      5,330,101        522,631
                                                             -----------    -----------    -----------
EXPENSES:
  Investment advisory fees ............................        1,786,040        819,030         77,241
  Administration fees .................................          582,400        351,010        116,275
  Distribution fees (Class A shares) ..................           11,592          5,113             22
  Chief compliance officer ............................           10,681          6,441          2,083
  Accounting fees .....................................            3,596         11,557          2,452
  Insurance fees ......................................           12,580          8,226          3,028
  Professional fees ...................................           29,402         18,874          5,914
  Registration and filing fees ........................            1,135            575            454
  Printing fees .......................................            6,986          3,552            998
  Transfer agent fees .................................           20,425          8,492            967
  Trustees' fees ......................................            7,996          4,862          2,023
  Other fees ..........................................            5,187          2,982            254
                                                             -----------    -----------    -----------
Total expenses before fee reimbursement ...............        2,478,020      1,240,714        211,711
  Expenses contractually reimbursed by
   Investment Advisor .................................         (536,466)      (330,125)       (28,149)
                                                             -----------    -----------    -----------
   Net expenses .......................................        1,941,554        910,589        183,562
                                                             -----------    -----------    -----------
Net investment income .................................          708,410      4,419,512        339,069
                                                             -----------    -----------    -----------

REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Realized gains from investment transactions ...........        3,374,276      1,021,513             --
Change in unrealized appreciation/(depreciation)
  from investment transactions ........................         (100,088)     1,014,594             --
                                                             -----------    -----------    -----------
Net realized/unrealized gains from investment
  transactions ........................................        3,274,188      2,036,107             --
                                                             -----------    -----------    -----------
Change in net assets resulting from operations ........      $ 3,982,598    $ 6,455,619    $   339,069
                                                             ===========    ===========    ===========

                       See notes to financial statements.

                               LEGACY FUNDS GROUP

                       STATEMENTS OF CHANGES IN NET ASSETS
                    FOR THE SIX MONTHS ENDED OCTOBER 31, 2004

                                       THE MULTI-CAP CORE                   THE CORE                         THE FEDERAL
                                           EQUITY FUND                      BOND FUND                        MONEY FUND
                                 ------------------------------- -------------------------------  --------------------------------
                                   Six months                      Six months                      Six months
                                     ended                           ended                           ended
                                   10/31/04         Year ended      10/31/04       Year ended       10/31/04          Year ended
                                   (Unaudited)       4/30/04       (Unaudited)      4/30/04       (Unaudited)           4/30/04
                                 --------------   -------------- --------------   --------------  ---------------   --------------
OPERATIONS:
Net investment income            $     708,410    $     761,822  $   4,419,512    $   9,185,778    $     339,069    $     553,830
Realized gains from investment
  transactions                       3,374,276       12,937,137      1,021,513          925,663               --               --
Change in unrealized
  appreciation/(depreciation)
  from investment transactions        (100,088)      58,102,376      1,014,594       (9,315,025)              --               --
                                 -------------    -------------  -------------    -------------    -------------    -------------
Change in net assets resulting
  from operations                    3,982,598       71,801,335      6,455,619          796,416          339,069          553,830
                                 -------------    -------------  -------------    -------------    -------------    -------------
DISTRIBUTIONS TO SHAREHOLDERS:
CLASS A:
  From net investment income            (4,960)            (331)       (82,034)         (69,337)             (55)            (143)
TRUST CLASS:
  From net investment income          (666,564)        (817,323)    (4,901,975)     (10,352,290)        (339,014)        (556,812)
                                 -------------    -------------  -------------    -------------    -------------    -------------
CHANGE IN NET ASSETS FROM
  SHAREHOLDER DISTRIBUTIONS           (671,524)        (817,654)    (4,984,009)     (10,421,627)        (339,069)        (556,955)
                                 -------------    -------------  -------------    -------------    -------------    -------------

CAPITAL TRANSACTIONS:
CHANGE IN NET ASSETS FROM
  CAPITAL TRANSACTIONS              (7,610,824)      54,670,235    (11,854,728)      41,753,259          162,739      (15,347,933)
                                 -------------    -------------  -------------    -------------    -------------    -------------
CHANGE IN NET ASSETS                (4,299,750)     125,653,916    (10,383,118)      32,128,048          162,739      (15,351,058)
                                 -------------    -------------  -------------    -------------    -------------    -------------
NET ASSETS:
  Beginning of period              388,887,802      263,233,886    240,348,419      208,220,371       74,022,096       89,373,154
                                 -------------    -------------  -------------    -------------    -------------    -------------
  End of period                  $ 384,588,052    $ 388,887,802  $ 229,965,301    $ 240,348,419    $  74,184,835    $  74,022,096
                                 =============    =============  =============    =============    =============    =============
UNDISTRIBUTED (DISTRIBUTIONS
IN EXCESS OF) NET INVESTMENT
INCOME:                          $     131,938    $      95,052  $  (1,716,633)   $  (1,152,136)   $          --    $          --
                                 -------------    -------------  -------------    -------------    -------------    -------------

                       See notes to financial statements.

                               LEGACY FUNDS GROUP

                    FOR THE SIX MONTHS ENDED OCTOBER 31, 2004

                                         THE MULTI-CAP CORE                   THE CORE                         THE FEDERAL
                                             EQUITY FUND                      BOND FUND                        MONEY FUND
                                    ------------------------------  ------------------------------  --------------------------------
                                       Six months                     Six months                      Six months
                                         ended                         ended                           ended
                                       10/31/04       Year ended      10/31/04        Year ended       10/31/04         Year ended
                                      (Unaudited)     4/30/04       (Unaudited)        4/30/04       (Unaudited)         4/30/04
                                     -------------  --------------  --------------  --------------  ---------------   --------------
CAPITAL TRANSACTIONS:
CLASS A SHARES
 Proceeds from shares issued        $     661,480   $   9,012,277   $     367,242   $   4,740,882   $         611     $      51,858
 Dividends reinvested                       4,958             330          77,832          48,194              45               161
 Cost of shares redeemed                 (559,526)       (661,929)       (454,618)     (1,113,299)             --          (106,323)
                                    -------------   -------------   -------------   -------------   -------------     -------------
 Change in net assets from Class
  A capital share transactions      $     106,912   $   8,350,678   $      (9,544)  $   3,675,777   $         656     $     (54,304)
                                    =============   =============   =============   =============   =============     =============
TRUST CLASS SHARES
 Proceeds from shares issued        $  12,622,143   $  37,922,124   $   8,029,765   $  45,175,306   $  72,685,621     $ 153,852,508
 Shares issued from common
  trust fund conversion                        --      53,193,006              --      32,330,109              --                --
 Dividends reinvested                       1,652           1,362             235           1,277              --               103
 Cost of shares redeemed              (20,341,531)    (44,796,935)    (19,875,184)    (39,429,210)    (72,523,538)     (169,146,240)
                                    -------------   -------------   -------------   -------------   -------------     -------------
 Change in net assets from Trust
  Class capital share transactions  $  (7,717,736)  $  46,319,557   $ (11,845,184)  $  38,077,482   $     162,083     $ (15,293,629)
                                    =============   =============   =============   =============   =============     =============
SHARE TRANSACTIONS:
CLASS A SHARES
 Issued                                    63,753         866,168          37,096         470,746             611            51,858
 Reinvested                                   472              36           7,844           4,734              45               159
 Redeemed                                 (53,808)        (65,615)        (45,852)       (109,410)             --          (106,323)
                                    -------------   -------------   -------------   -------------   -------------     -------------
 Net change in Class A shares              10,417         800,589            (912)        366,070             656           (54,306)
                                    =============   =============   =============   =============   =============     =============
TRUST CLASS SHARES
 Issued                                 1,222,174       3,946,488         808,441       4,433,709      72,685,621       153,852,508
 Shares issued from common
  trust fund conversion                        --       6,034,237              --       3,088,264              --                --
 Reinvested                                   158             145              24             126              --               103
 Redeemed                              (1,963,839)     (4,515,747)     (2,003,987)     (3,884,227)    (72,523,538)     (169,146,239)
                                    -------------   -------------   -------------   -------------   -------------     -------------
 Net change in Trust Class shares        (741,507)      5,465,123      (1,195,522)      3,637,872         162,083       (15,293,628)
                                    =============   =============   =============   =============   =============     =============

                       See notes to financial statements.

LEGACY FUNDS GROUP
FINANCIAL HIGHLIGHTS (FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT THE PERIOD)

                                                            CHANGE IN NET ASSETS RESULTING FROM
                                                                       OPERATIONS:
                                                         -----------------------------------------
                                                                                    NET REALIZED
                                                         NET ASSET                  AND UNREALIZED
                                                           VALUE,         NET           GAINS
                                                         BEGINNING    INVESTMENT     (LOSSES) ON
                                                         OF PERIOD      INCOME       INVESTMENTS
                                                         ---------    ----------    --------------
CLASS A
THE MULTI-CAP CORE EQUITY FUND
Six months ended Oct. 31, 2004 (Unaudited)                $10.34        $ 0.01          $  0.09
Year Ended April 30, 2004                                   8.40            --(b)          1.94
Period Ended April 30, 2003 (a)                            10.00          0.01            (1.60)
                                                          ------        ------          -------
THE CORE BOND FUND
Six months ended Oct. 31, 2004 (Unaudited)                  9.94          0.18             0.09
Year Ended April 30, 2004                                  10.32          0.44            (0.41)
Period Ended April 30, 2003 (a)                            10.00          0.42             0.34
                                                          ------        ------          -------
THE FEDERAL MONEY FUND
Six months ended Oct. 31, 2004 (Unaudited)                 1.000         0.003               --
Year Ended April 30, 2004                                  1.000         0.004               --(b)
Period Ended April 30, 2003 (a)                            1.000         0.008               --(b)
                                                          ------        ------          -------
TRUST CLASS
THE MULTI-CAP CORE EQUITY FUND
Six months ended Oct. 31, 2004 (Unaudited)                $10.34        $ 0.02          $  0.08
Year Ended April 30, 2004                                   8.40          0.02             1.94
Period Ended April 30, 2003 (a)                            10.00          0.03            (1.60)
                                                          ------        ------          -------
THE CORE BOND FUND
Six months ended Oct. 31, 2004 (Unaudited)                  9.94          0.19             0.08
Year Ended April 30, 2004                                  10.32          0.40            (0.34)
Period Ended April 30, 2003 (a)                            10.00          0.44             0.34
                                                          ------        ------          -------
THE FEDERAL MONEY FUND
Six months ended Oct. 31, 2004 (Unaudited)                 1.000         0.004              --
Year Ended April 30, 2004                                  1.000         0.006              --(b)
Period Ended April 30, 2003 (a)                            1.000         0.011              --(b)
                                                          ------        ------          -------

                                                                   LESS
                                                                 DIVIDENDS
                                                                   FROM:
                                                                   -----
                                                   CHANGE IN                        TOTAL      NET ASSET
                                                 NET ASSET VALUE      NET         DIVIDENDS     VALUE,
                                                 RESULTING FROM    INVESTMENT        AND        END OF       TOTAL
                                                  OPERATIONS        INCOME      DISTRIBUTIONS   PERIOD     RETURN (c)
                                                 ---------------  -----------   -------------  ---------   ----------
CLASS A
THE MULTI-CAP CORE EQUITY FUND
Six months ended Oct. 31, 2004 (Unaudited)          $   0.10      $ (0.01)         $ (0.01)    $ 10.43      0.92%(d)
Year Ended April 30, 2004                           $   1.94           --(b)            --       10.34     23.14%
Period Ended April 30, 2003 (a)                        (1.59)       (0.01)           (0.01)       8.40    (15.87)%(d)
                                                    --------      -------          -------     -------    ------
THE CORE BOND FUND
Six months ended Oct. 31, 2004 (Unaudited)              0.27        (0.20)           (0.20)      10.01      2.75%(d)
Year Ended April 30, 2004                               0.03        (0.41)           (0.41)       9.94      0.30%
Period Ended April 30, 2003 (a)                         0.76        (0.44)           (0.44)      10.32      7.69%(d)
                                                    --------      -------          -------     -------    ------
THE FEDERAL MONEY FUND
Six months ended Oct. 31, 2004 (Unaudited)             0.003       (0.003)          (0.003)      1.000      0.32%(d)
Year Ended April 30, 2004                              0.004       (0.004)          (0.004)      1.000      0.37%
Period Ended April 30, 2003 (a)                        0.008       (0.008)          (0.008)      1.000      0.81%(d)
                                                    --------      -------          -------     -------    ------
TRUST CLASS
THE MULTI-CAP CORE EQUITY FUND
Six months ended Oct. 31, 2004 (Unaudited)          $   0.10      $ (0.01)         $ (0.01)    $ 10.43      1.05%(d)
Year Ended April 30, 2004                               1.96        (0.02)           (0.02)      10.34     23.38%
Period Ended April 30, 2003 (a)                        (1.57)       (0.03)           (0.03)       8.40    (15.70%)(d)
                                                    --------      -------          -------     -------    ------
THE CORE BOND FUND
Six months ended Oct. 31, 2004 (Unaudited)              0.27        (0.21)           (0.21)      10.00      2.78%(d)
Year Ended April 30, 2004                               0.06        (0.44)           (0.44)       9.94      0.55%
Period Ended April 30, 2003 (a)                         0.78        (0.46)           (0.46)      10.32      7.95%(d)
                                                    --------      -------          -------     -------    ------
THE FEDERAL MONEY FUND
Six months ended Oct. 31, 2004 (Unaudited)             0.004       (0.004)          (0.004)      1.000      0.45%(d)
Year Ended April 30, 2004                              0.006       (0.006)          (0.006)      1.000      0.62%
Period Ended April 30, 2003 (a)                        0.011       (0.011)          (0.011)      1.000      1.06%(d)
                                                    --------      -------          -------     -------    ------

                                                                        RATIOS/SUPPLEMENTARY DATA:
                                                                        --------------------------
                                                                       RATIO OF    RATIO OF   RATIO OF
                                                              NET      EXPENSES      NET      EXPENSES
                                                            ASSETS,       TO      INVESTMENT     TO
                                                            END OF     AVERAGE    INCOME TO   AVERAGE
                                                            PERIOD       NET       AVERAGE      NET        PORTFOLIO
                                                            (000'S)     ASSETS    NET ASSETS   ASSETS*    TURNOVER (f)
                                                           ---------   --------  ------------ --------    ------------
CLASS A
THE MULTI-CAP CORE EQUITY FUND
Six months ended Oct. 31, 2004 (Unaudited)                 $   9,401   1.24%(e)  (0.12)%(e)   1.52%(e)      14.54%
Year Ended April 30, 2004                                  $   9,214   1.24%     (0.08)%      1.51%         29.84%
Period Ended April 30, 2003 (a)                            $     759   1.24%(e)   0.28%(e)    1.54%(e)      13.46%
                                                           ---------   ----      -----        ----          -----
THE CORE BOND FUND
Six months ended Oct. 31, 2004 (Unaudited)                 $   4,073   1.02%(e)   3.53%(e)    1.30%(e)      11.32%
Year Ended April 30, 2004                                  $   4,055   1.02%      3.52%       1.35%         43.06%
Period Ended April 30, 2003 (a)                            $     431   1.02%(e)   4.12%(e)    1.32%(e)      14.76%
                                                           ---------   ----      -----        ----          -----
THE FEDERAL MONEY FUND
Six months ended Oct. 31, 2004 (Unaudited)                 $      18   0.72%(e)   0.87%(e)    0.80%(e)       N/A
Year Ended April 30, 2004                                  $      17   0.72%      0.40%       0.82%          N/A
Period Ended April 30, 2003 (a)                            $      71   0.72%(e)   0.72%(e)    0.83%(e)       N/A
                                                           ---------   ----      -----        ----          -----
TRUST CLASS
THE MULTI-CAP CORE EQUITY FUND
Six months ended Oct. 31, 2004 (Unaudited)                 $ 375,187   0.99%(e)   0.37%(e)    1.27%(e)      14.54%
Year Ended April 30, 2004                                  $ 379,674   0.99%      0.21%       1.26%         29.84%
Period Ended April 30, 2003 (a)                            $ 262,475   0.99%(e)   0.41%(e)    1.28%(e)      13.46%
                                                           ---------   ----      -----        ----          -----
THE CORE BOND FUND
Six months ended Oct. 31, 2004 (Unaudited)                 $ 225,893   0.77%(e)   3.78%(e)    1.06%(e)      11.32%
Year Ended April 30, 2004                                  $ 236,293   0.77%      3.79%       1.05%         43.06%
Period Ended April 30, 2003 (a)                            $ 207,789   0.77%(e)   4.43%(e)    1.06%(e)      14.76%
                                                           ---------   ----      -----        ----          -----
THE FEDERAL MONEY FUND
Six months ended Oct. 31, 2004 (Unaudited)                 $  74,167   0.47%(e)   0.63%(e)    0.56%(e)       N/A
Year Ended April 30, 2004                                  $  74,005   0.47%      0.62%       0.57%          N/A
Period Ended April 30, 2003 (a)                            $  89,302   0.47%(e)   1.10%(e)    0.57%(e)       N/A
                                                           ---------   ----      -----        ----          -----

* During the period certain fees were reduced. If such fee reductions had not occurred, the ratios would have been as indicated.

(a) For the period May 13, 2002 (commencement of operations) through April 30, 2003.

(b) Less than $0.005 per share.

(c) Total Return excludes sales charge on Class A.

(d) Not annualized.

(e) Annualized.

(f) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.

                       See notes to financial statements.

                               LEGACY FUNDS GROUP

                          NOTES TO FINANCIAL STATEMENTS
                                OCTOBER 31, 2004
                                   (UNAUDITED)

1. ORGANIZATION:

   The Legacy Funds Group (the "Trust") was organized as a Massachusetts business trust on January 31, 2002, and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end investment company. The Trust presently offers shares of The Multi-Cap Core Equity Fund, The Core Bond Fund and The Federal Money Fund (individually referred to as a "Fund" and collectively as the "Funds").

   The Trust has an unlimited number of shares of beneficial interest, with no par value which may, without shareholder approval, be divided into an unlimited number of series of such shares, and any series may be classified or reclassified into one or more classes. The Trust is registered to offer two classes of shares: Trust Class and Class A. Shareholders are entitled to one vote for each full share held and vote in the aggregate and not by class or series, except as otherwise expressly required by law or when the Board of Trustees has determined that the matter to be voted on affects only the interest of shareholders of a particular class or series.

   Each Class A and Trust Class share of the Fund represents identical interests in the Fund's investment portfolio and have the same rights, except that (i) Class A shares bear the expense of a distribution fee, which will cause Class A shares to have a higher expense ratio and to pay lower dividends than those related to Class Y shares; (ii) certain other class specific expenses will be borne solely by the class to which such expenses are attributable; and (iii) each class has exclusive voting rights with respect to matters relating to its own distribution arrangements.

   The Funds enter into contracts that contain a variety of indemnifications. The Funds' maximum exposure under these arrangements is unknown. However, the Funds have not had prior claims of losses pursuant to these contracts and expect the risk of loss to be remote.

2. SIGNIFICANT ACCOUNTING POLICIES:

   The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements. The policies are in conformity with accounting principles generally accepted in the United States ("GAAP"). The presentation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

   SECURITIES VALUATION:

   Investments of The Federal Money Fund are valued in accordance with Rule 2a-7 of the 1940 Act at amortized cost, which approximates market value. Under the amortized cost method, discount or premium is amortized on a constant basis to the maturity of the security.

   Investments in common stocks, commercial paper, corporate bonds, municipal bonds, U.S. Government securities, and U.S. Government agency securities of The Multi-Cap Core Equity Fund and The Core Bond Fund are valued at their market values determined on the latest bid prices in the principal market (closing sales prices if the principal market is an exchange) in which such securities are normally traded. Debt instruments with maturities of 60 days or less are valued at amortized cost, unless the Board of Trustees determines that this does not result in a fair value. The Multi-Cap Core Equity Fund and The Core Bond Fund may also use an independent pricing service approved by the Board of Trustees to value certain securities. Such prices reflect market values which may be established through the use of electronic and matrix techniques. Investments in investment companies are valued at their respective net asset values as reported by such companies. The differences between the cost and market values of investments are reflected as either unrealized appreciation or depreciation.

                               LEGACY FUNDS GROUP

                          NOTES TO FINANCIAL STATEMENTS
                                OCTOBER 31, 2004
                                   (UNAUDITED)

   SECURITY TRANSACTIONS AND RELATED INCOME:

   Security transactions are accounted for on a trade date basis. Interest income is recognized on the accrual basis and includes, where applicable, the amortization of premium or accretion of discount. Dividend income is recorded on the ex-dividend date. Gains or losses realized on sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

   SECURITIES PURCHASED ON A WHEN-ISSUED BASIS AND DELAYED DELIVERY BASIS:

   Each Fund may purchase securities on a "when-issued" basis. When-issued securities are securities purchased for delivery beyond the normal settlement date at a stated price and/or yield, thereby involving the risk that the price and/or yield obtained may be more or less than those available in the market when delivery takes place. The Fund records the transaction and reflects the value of the security in determining net asset value at the time the Fund makes the commitment to purchase a security on a when-issued basis. Normally, the settlement date occurs within one month of the purchase. No payment is made by the Fund and no interest accrues to the Fund during the period between purchase and settlement. The Fund's segregates cash and marketable securities equal in value to commitments for when-issued securities. Securities purchased on a when-issued basis or delayed delivery basis do not earn income until the settlement date. The Funds held no when-issued securities as of October 31, 2004.

   REPURCHASE AGREEMENTS:

   Each Fund may acquire securities from financial institutions such as member banks of the Federal Deposit Insurance Corporation or from registered broker/dealers, which the respective investment adviser deems creditworthy, subject to the seller's agreement to repurchase such securities at a mutually agreed-upon date and price. The repurchase price generally equals the price paid by the Fund plus interest negotiated on the basis of current short-term rates, which may be more or less than the rate on the underlying portfolio securities. The seller, under a repurchase agreement, is required to maintain the value of collateral held pursuant to the agreement at not less than the repurchase price (including accrued interest). Securities subject to repurchase agreements are held by each Fund's custodian, another qualified sub-custodian, or in the Federal Reserve/Treasury book-entry system. All repurchase agreements are fully collateralized by U.S. Treasury and U.S. Government securities.

   VARIABLE AND FLOATING RATE DEMAND AND MASTER DEMAND NOTES:

   The Funds may, from time to time, purchase variable or floating rate demand notes issued by corporations, bank holding companies and financial institutions and similar taxable and tax-exempt instruments issued by government agencies and instrumentalities. These securities will typically have a maturity over one year but carry with them the right of the holder to put the securities to a remarketing agent or other entity at designated time intervals and on specified notice. The obligation of the issuer of the put to repurchase the securities may be backed up by a letter of credit or other obligation issued by a financial institution.

   OTHER:

   Expenses that are directly related to one of the Funds are charged directly to that Fund. Other operating expenses of the Funds are pro-rated to each Fund on the basis of relative net assets or another appropriate method. Each class of shares bears its pro rata portion of expenses, income and realized and unrealized gains or losses attributable to its series. Each class separately bears expenses related specifically to that class, such as distribution fees.

   DIVIDENDS TO SHAREHOLDERS:

   Dividends from net investment income are declared daily and paid monthly for The Core Bond Fund and The Federal Money Fund. Dividends from net investment income are declared and paid quarterly for

                                    Continued

                               LEGACY FUNDS GROUP

                          NOTES TO FINANCIAL STATEMENTS
                                OCTOBER 31, 2004
                                   (UNAUDITED)

   The Multi-Cap Core Equity Fund. Net realized capital gains, if any, are declared and distributed at least annually.

   The amounts of dividends from net investment income and of distributions from net realized gains are determined in accordance with federal income tax regulations which may differ from GAAP. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature (i.e., reclass of market discounts, gain/loss, paydowns, and distributions), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions to shareholders, which exceed net investment income and net realized gains for financial reporting purposes but not for tax purposes, are reported as dividends in excess of net investment income or distributions in excess of net realized gains. To the extent they exceed net investment income and net realized gains for tax purposes, they are reported as distributions of capital.

   FEDERAL INCOME TAXES:

   It is the policy of each Fund to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code, and to make distributions of net investment income and net realized capital gains sufficient to relieve it from all, or substantially all, federal income taxes.

3. RELATED PARTY TRANSACTIONS:

   First Financial Capital Advisors LLC (the "Advisor"), a separate, wholly-owned subsidiary of First Financial Bank, serves as investment advisor to the Funds. Under the terms of the Investment Advisory Agreement, the Advisor is entitled to receive fees based on a percentage of the average net assets of each of the Funds based upon the following schedule after the imposition of contractual advisor fee reimbursements.

                                                ANNUAL ADVISORY FEE
FUND                                      (AS A PERCENTAGE OF NET ASSETS)
----                                      -------------------------------
The Multi-Cap Core Equity Fund                         0.92%
The Core Bond Fund                                     0.70%
The Federal Money Fund                                 0.20%

   The Advisor has contractually agreed to waive and/or reimburse expenses to limit the annual fund operating expenses to the following amounts:

FUND                                      TRUST CLASS             CLASS A
----                                      -----------             -------
The Multi-Cap Core Equity Fund               1.00%                 1.25%
The Core Bond Fund                           0.78%                 1.03%
The Federal Money Fund                       0.48%                 0.73%

   BISYS Fund Services Limited Partnership ("BISYS"), and BISYS Fund Services Ohio, Inc. ("BISYS Ohio") are subsidiaries of The BISYS Group, Inc. BISYS Ohio, with whom one Trustee and certain officers of the Trust are affiliated, serves as the Funds' transfer agent and fund accountant. Such Trustee and officers are paid no fees directly by the Trust for serving as Trustee or as officers of the Trust. BISYS serves as the Funds' administrator. For administration, transfer agency and fund accounting services BISYS Ohio is entitled to an annual fee of 0.30% of the average daily net assets of each of the Funds pursuant to an Omnibus Fee Agreement among the Trust, BISYS and BISYS Ohio.

   The Funds have adopted a Distribution and Shareholder Services Plan in accordance with Rule 12b-1 under the 1940 Act, pursuant to which the Funds are authorized to pay or reimburse BISYS, as The Funds' distributor, a periodic amount, calculated at an annual rate not to exceed 0.25% of the average daily net asset value of each Fund's Class A shares, and may be used by BISYS to pay banks, broker/dealers and other institutions. As distributor, BISYS is entitled to receive commissions on sales of class A shares of The Multi-Cap Core Equity Fund and The Core Bond Fund.

                                    Continued

                               LEGACY FUNDS GROUP

                          NOTES TO FINANCIAL STATEMENTS
                                OCTOBER 31, 2004
                                   (UNAUDITED)

   From time to time, fees may be reduced or reimbursed in order to assist each of the Funds in maintaining more competitive expense ratios.

4. PURCHASES AND SALES OF SECURITIES:

   Purchases and sales of securities (excluding short-term securities) for the period ended October 31, 2004 are as follows:

                                           Purchases             Sales
                                           ---------             -----
The Multi-Cap Core Equity Fund            $53,345,685         $53,389,999
The Core Bond Fund                         25,722,981          35,550,759

                               LEGACY FUNDS GROUP

                           ADDITIONAL FUND INFORMATION
                                OCTOBER 31, 2004
                                   (UNAUDITED)

The Legacy Funds invested, as a percentage of net assets, in the following industries as of October 31, 2004.

THE MULTI-CAP CORE EQUITY FUND:

                                                PERCENTAGE OF
SECURITY ALLOCATION                               NET ASSETS
-------------------                               ----------
Consumer Discretionary                              15.1%
Consumer Staples                                     8.7%
Energy                                               8.6%
Financial                                           20.2%
Health Care                                         11.3%
Industrials                                         12.1%
Information Technology                              15.9%
Investment Companies                                 4.6%
Materials                                            2.2%
Repurchase Agreements                                1.2%
Technology                                           1.2%
Telecom Services                                     1.6%
Utilities                                            0.1%
                                                   -----
Total                                              102.8%
                                                   =====

THE CORE BOND FUND:

                                                PERCENTAGE OF
SECURITY ALLOCATION                               NET ASSETS
-------------------                               ----------
Banking, Finance & Insurance                        22.9%
Computer Services                                    1.2%
Energy                                               0.6%
Food & Beverages                                     1.3%
Health Care                                          0.6%
Industrial Goods & Services                          3.5%
Investment Companies                                 0.6%
Multimedia                                           0.2%
Newspapers                                           0.4%
Personal Care                                        2.5%
Pharmaceuticals                                      2.0%
Rental Auto/Equipment                                0.5%
Repurchase Agreements                                0.2%
Retail                                               1.9%
Telecommunications                                   3.6%
U.S. Government Securities                          36.8%
U.S. Treasury Obligations                           20.1%
                                                    ----
Total                                               98.9%
                                                    ====

THE FEDERAL MONEY FUND:

                                                PERCENTAGE OF
SECURITY ALLOCATION                               NET ASSETS
-------------------                               ----------
Investment Companies                                 0.2%
U.S. Government Agencies                            99.7%
                                                    ----
Total                                               99.9%
                                                    ====

As a shareholder of the Legacy Funds Group, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases, reinvested dividends, or other distributions; redemption fees; and exchange fees; (2) ongoing costs, including management fees; distribution [and/or service] 12b-1 fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Legacy Funds Group and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from May 1, 2004 through October 31, 2004.

ACTUAL EXPENSES

The table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

                                    Continued

                               LEGACY FUNDS GROUP

                                OCTOBER 31, 2004
                                   (UNAUDITED)

                                                                             EXPENSE      EXPENSE
                                                                           PAID DURING  RATIO DURING
                                               BEGINNING       ENDING         PERIOD*     PERIOD**
                                             ACCOUNT VALUE  ACCOUNT VALUE    5/1/04 -     5/1/04 -
                                                5/1/04        10/31/04       10/31/04     10/31/04
                                                ------        --------       --------     --------
The Core Bond Fund              Class A        $1,000.00      $1,027.50       $5.26        1.03%
                                Trust Class     1,000.00       1,027.80        3.99        0.78%
The Multi-Cap Core Equity Fund  Class A         1,000.00       1,009.20        6.33        1.25%
                                Trust Class     1,000.00       1,010.50        5.07        1.00%
The Federal Money Fund          Class A         1,000.00       1,003.20        3.69        0.73%
                                Trust Class     1,000.00       1,004.50        2.37        0.47%

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The table below provides information about hypothetical account values and hypothetical expenses based on each Legacy Fund's expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                                                             EXPENSE      EXPENSE
                                                                           PAID DURING  RATIO DURING
                                               BEGINNING       ENDING        PERIOD*      PERIOD**
                                             ACCOUNT VALUE  ACCOUNT VALUE    5/1/04 -     5/1/04 -
                                                5/1/04        10/31/04       10/31/04     10/31/04
                                                ------        --------       --------     --------
The Core Bond Fund              Class A        $1,000.00      $1,020.01       $5.24        1.03%
                                Trust Class     1,000.00       1,021.27        3.97        0.78%
The Multi-Cap Core Equity Fund  Class A         1,000.00       1,018.90        6.36        1.25%
                                Trust Class     1,000.00       1,020.16        5.09        1.00%
The Federal Money Fund          Class A         1,000.00       1,021.53        3.72        0.73%
                                Trust Class     1,000.00       1,022.84        2.40        0.47%

* Expenses are equal to the average account value times the Fund's annualized expense ratio multiplied by the number of days in the fiscal year.

** Annualized.

                       This page left intentionally blank.

SEMI-ANNUAL REPORT
OCTOBER 31, 2004

INVESTMENT ADVISOR                         LEGAL COUNSEL

FIRST FINANCIAL CAPITAL ADVISORS LLC       STROOCK & STROOCK & LAVAN LLP
300 HIGH STREET                            180 MAIDEN LANE
HAMILTON, OH 45012                         NEW YORK, NY 10038

ADMINISTRATOR AND DISTRIBUTOR              AUDITORS

BISYS FUND SERVICES, L.P.                  ERNST & YOUNG LLP
3435 STELZER RD.                           41 SOUTH HIGH STREET, SUITE 1100
COLUMBUS, OH 43219                         COLUMBUS, OH 43215

Shares of the Funds are not deposits or obligations of, or guaranteed or endorsed by, First Financial Bank, and are not insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency. Shares of the Funds involve risk, including possible loss of principle. Past performance is not indicative of future results.

This report is for the information of the shareholders of the Legacy Funds Group. Its use in connection with any offering of the Fund shares is authorized only in case of a concurrent or prior delivery of the Fund current prospectus.

                    [FIRST FINANCIAL CAPITAL ADVISORS LOGO]

                      300 HIGH STREET - HAMILTON, OH 45011
                            TOLL FREE (866) 295-4964

                            [LEGACY FUNDS GROUP LOGO]

                                 (888) 494-8510

ITEM 2. CODE OF ETHICS.

     Disclose whether, as of the end of the period covered by the report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. If the registrant has not adopted such a code of ethics, explain why it has not done so.

     NOT APPLICABLE - ONLY FOR ANNUAL REPORTS.

     The registrant must briefly describe the nature of any amendment, during the period covered by the report, to a provision of its code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item. The registrant must file a copy of any such amendment as an exhibit pursuant to Item 11(a)(1), unless the registrant has elected to satisfy paragraph (f) of this Item by posting its code of ethics on its website pursuant to paragraph (f)(2) of this Item, or by undertaking to provide its code of ethics to any person without charge, upon request, pursuant to paragraph (f)(3) of this Item.

     If the registrant has, during the period covered by the report, granted a waiver, including an implicit waiver, from a provision of the code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more items set forth in paragraph (b) of this Item, the registrant must briefly describe the nature of the waiver, the name of the person to whom the waiver was granted, and the date of the waiver.

     DURING THE PERIOD COVERED BY THE REPORT, WITH RESPECT TO THE REGISTRANT'S CODE OF ETHICS THAT APPLIES TO ITS PRINCIPAL EXECUTIVE OFFICER, PRINCIPAL FINANCIAL OFFICER, PRINCIPAL ACCOUNTING OFFICER OR CONTROLLER, OR PERSONS PERFORMING SIMILAR FUNCTIONS; THERE HAVE BEEN NO AMENDMENTS TO, NOR ANY WAIVERS GRANTED FROM, A PROVISION THAT RELATES TO ANY ELEMENT OF THE CODE OF ETHICS DEFINITION ENUMERATED IN PARAGRAPH (B) OF THIS ITEM 2.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

NOT APPLICABLE - ONLY FOR ANNUAL REPORTS.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

NOT APPLICABLE - ONLY FOR ANNUAL REPORTS.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.
        (a) If the registrant is a listed issuer as defined in Rule 10A-3 under the Exchange Act (17CFR 240.10A-3), state whether or not the registrant has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act (15 U.S.C. 78c(a)(58)(A)). If the registrant has such a committee, however designated, identify each committee member. If the entire board of directors is acting as the registrant's audit committee as specified in Section 3(a)(58)(B) of the Exchange Act (15 U.S.C. 78c(a)(58)(B)), so state.
        (b) If applicable, provide the disclosure required by Rule 10A-3(d) under the Exchange Act (17CFR 240.10A-3(d)) regarding an exemption from the listing standards for all audit committees.
NOT APPLICABLE.

ITEM 6.   SCHEDULE OF INVESTMENTS.

File Schedule I - Investments in securities of unaffiliated issuers as of the close of the reporting period as set forth in ss. 210.12-12 of Regulation S-X, unless the schedule is included as part of the report to shareholders filed under Item 1 of this Form.

NOT APPLICABLE.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

         A closed-end management investment company that is filing an annual report on this Form N-CSR must, unless it invests exclusively in non-voting securities, describe the policies and procedures that it uses to determine how to vote proxies relating to portfolio securities, including the procedures that the company uses when a vote presents a conflict between the interests of its shareholders, on the one hand, and those of the company's investment adviser; principal underwriter; or any affiliated person (as defined in Section 2(a)(3) of the Investment Company Act of 1940 (15 U.S.C. 80a-2(a)(3)) and the rules thereunder) of the company, its investment adviser, or its principal underwriter, on the other. Include any policies and procedures of the company's investment adviser, or any other third party, that the company uses, or that are used on the company's behalf, to determine how to vote proxies relating to portfolio securities.

NOT APPLICABLE.

ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.
If the registrant is a closed-end management investment company, provide the information specified in paragraph (b) of this Item with respect to any purchase made by or on behalf of the registrant or any "affiliated purchaser," as defined in Rule 10b-18(a)(3) under the Exchange Act (17 CFR 240.10b-18(a)(3)), of shares or other units of any class of the registrant's equity securities that is registered by the registrant pursuant to Section 12 of the Exchange Act (15 U.S.C. 781).

NOT APPLICABLE.

ITEM 9. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Describe any material changes to the procedures by which shareholders may recommend nominees to the registrant's board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A (17 CFR 240.14a-101), or this Item.

NOT APPLICABLE.

ITEM 10. CONTROLS AND PROCEDURES.

         (a) Disclose the conclusions of the registrant's principal executive and principal financial officers, or persons performing similar functions, regarding the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

THE REGISTRANT'S PRINCIPAL EXECUTIVE OFFICER AND PRINCIPAL FINANCIAL OFFICER HAVE CONCLUDED, BASED ON THEIR EVALUATION OF THE REGISTRANT'S DISCLOSURE CONTROLS AND PROCEDURES AS CONDUCTED WITHIN 90 DAYS OF THE FILING DATE OF THIS REPORT, THAT THESE DISCLOSURE CONTROLS AND PROCEDURES ARE ADEQUATELY DESIGNED AND ARE OPERATING EFFECTIVELY TO ENSURE THAT INFORMATION REQUIRED TO BE DISCLOSED BY THE REGISTRANT ON FORM N-CSR IS (i) ACCUMULATED AND COMMUNICATED TO THE INVESTMENT COMPANY'S MANAGEMENT, INCLUDING ITS CERTIFYING OFFICERS, TO ALLOW TIMELY DECISIONS REGARDING REQUIRED DISCLOSURE; AND (ii) RECORDED, PROCESSED, SUMMARIZED AND REPORTED WITHIN THE TIME PERIODS SPECIFIED IN THE SECURITIES AND EXCHANGE COMMISSION'S RULES AND FORMS.

(b) Disclose any change in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

THERE WERE NO CHANGES IN THE REGISTRANT'S INTERNAL CONTROL OVER FINANCIAL REPORTING THAT OCCURRED DURING THE SECOND FISCAL QUARTER OF THE PERIOD COVERED BY THIS REPORT THAT HAVE MATERIALLY AFFECTED OR ARE REASONABLY LIKELY TO MATERIALLY AFFECT, THE REGISTRANT'S INTERNAL CONTROL OVER FINANCIAL REPORTING.

ITEM 11. EXHIBITS.

         (a) File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

         (a)(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit. NOT APPLICABLE - ONLY EFFECTIVE FOR ANNUAL REPORTS.

         (a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2). CERTIFICATIONS PURSUANT TO RULE 30a-2(a) ARE ATTACHED HERETO.

         (a)(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. NOT APPLICABLE.


         (b) If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by rule 30a-2(b) under the Act as an exhibit. A certification furnished pursuant to this paragraph will not be deemed "filed" for purposes of Section 18 of the Exchange Act, or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant incorporates it by reference. CERTIFICATIONS PURSUANT TO RULE 30a-2(b) ARE FURNISHED HEREWITH.


                                   SIGNATURES


         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                         Legacy Funds Group
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By (Signature and Title)   /s/ Trent Statczar         Trent Statczar, Treasurer
                        --------------------------------------------------------

Date  1/7/05
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         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)   /s/ Trent Statczar         Trent Statczar, Treasurer
                        --------------------------------------------------------

Date  1/7/05
      ------

By (Signature and Title)   /s/ Walter B. Grimm       Walter B. Grimm, President
                        --------------------------------------------------------

Date  1/7/05
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